Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation (depreciation) in fair value of investments	$ 1,243,285,640
Interest and dividends	20,806,106
Total investment income (loss)	1,264,091,746
Interest income on notes receivable from participants	3,254,664
Contributions:
Employer	233,127,701
Employee	330,536,756
Rollovers	70,669,480
Total contributions	634,333,937
Total additions	1,901,680,347
Deductions:
Benefits paid to participants	929,708,762
Administrative expenses	211,476
Total deductions	929,920,238
Net increase	971,760,109
Plan assets transferred (Note 11)	7,808,348
Net assets available for benefits:
Beginning of the year	8,653,551,567
End of the year	$ 9,633,120,024